CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 8,055	$ 12,447
Short-term bank deposits and restricted cash	600	1,098
Trade receivables	3,371	3,633
Other accounts receivable and prepaid expenses	767	2,192
Total current assets	12,793	19,370
LONG TERM ASSETS:
Property and equipment, net	2,918	2,975
Long-term bank deposits and other long-term receivables	84	78
Total long term assets	3,002	3,053
Total assets	15,795	22,423
CURRENT LIABILITIES:
Current maturity of long-term capital lease	55
Trade payables	982	1,070
Accrued expenses	409	517
Employees and accruals	1,608	1,216
Total current liabilities	3,054	2,803
LONG-TERM LIABILITIES:
Long term capital lease obligations	92
Total long-term liabilities	92
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.6 par value: 60,000,000 shares authorized at June 30, 2016 and December 31, 2015; 20,868,826 (unaudited) and 20,518,794 shares issued at June 30, 2016 and December 31, 2015, respectively; 20,865,568 (unaudited) and 20,515,536 shares outstanding at June 30, 2016 and December 31, 2015, respectively	3,247	3,194
Additional paid-in capital	157,102	156,696
Accumulated deficit	(147,700)	(140,270)
Total shareholders' equity	12,649	19,620
Total liabilities and shareholders' equity	$ 15,795	$ 22,423